OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	December 31,
	2025	2024
Prepaid expenses	$657	$68
financing receivables	275	-
Advances to suppliers	280	1,117
Government institutions	354	271
Guaranty held by customer	458	566
Other	542	39
	$2,566	$2,061